Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	40 Months Ended	60 Months Ended	89 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000234653
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fairlead Tactical Sector ETF
C000246834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Nightview Fund
Without Sales Load [Member] | C000234653
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%	5.25%
Without Sales Load [Member] | C000246834
Average Annual Return [Line Items]
Average Annual Return, Percent		27.64%		8.19%	20.53%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		10.47%	5.75%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%		15.88%	14.20%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent		8.54%	4.25%
The Nightview Fund - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%		0.00%	25.13%